Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024		Mar. 31, 2024		Dec. 31, 2023	Mar. 31, 2023
Non-current assets
Total assets
Current liabilities
Total liabilities
Shareholders’ equity
Ordinary shares*(par value of $1 per share; 50,000 shares authorized as of September30 and March 31, 2024, respectively; 1 share issued and outstanding as of September30 and March 31, 2024)			1		1
Subscription receivable			(1)		(1)
Total shareholders’ equity
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY
Alphatime Acquisition Corp [Member]
Current assets
Cash and cash equivalents	$ 1,377	$ 1,425					$ 15,054
Prepaid expenses	75,361	15,313					43,052
Total current assets	76,738	16,738					58,106
Non-current assets
Investment held in Trust Account	15,596,634	15,240,284					74,062,199
Total assets	15,673,372	15,257,022					74,120,305
Current liabilities
Accounts payable and accrued expenses	1,501,092	1,500,701					649,589
Due to HCYC	141,811
Total current liabilities	3,629,881	3,331,500					1,538,907
Deferred underwriting commission	2,415,000	2,415,000					2,415,000
Total liabilities	6,044,881	5,746,500					3,953,907
Commitments and Contingencies
Temporary Equity:
Ordinary shares subject to possible redemption, 1,335,250 shares at redemption value of $11.68 and $11.41 per share as of March 31, 2025 and December 31, 2024 respectively	15,596,634	15,240,284					74,062,199
Shareholders’ equity
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares*(par value of $1 per share; 50,000 shares authorized as of September30 and March 31, 2024, respectively; 1 share issued and outstanding as of September30 and March 31, 2024)	214	214					214
Additional paid in capital
Accumulated loss	(5,968,357)	(5,729,976)					(3,896,015)
Total shareholders’ equity	(5,968,143)	(5,729,762)			(4,405,704)		(3,895,801)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,673,372	15,257,022					74,120,305
Alphatime Acquisition Corp [Member] | Related Party [Member]
Current liabilities
Promissory notes – related party	1,262,500	1,262,500					690,000
Amount due to related parties-current	$ 724,478	$ 568,299					$ 199,318
HCYC Group Company Limited [Member]
Current assets
Cash and cash equivalents			426,196		810,819			$ 230,459
Accounts receivable			237,545		72,346			360,657
Prepayments and other current asset			39,119		52,369			43,279
Prepaid expenses			33,189	[1]	50,517	[1],[2]		43,252	[2]
Total current assets			702,860		935,534			634,395
Non-current assets
Equipment, net			48,130		51,067			12,087
Long-term deposit			43,573		43,897			20,538
Prepaid expenses, non-current					5,979
Deferred tax asset			57,980		46,048			83,014
Right of use			229,556		286,475			102,077
Total non-current assets			379,239		433,466			217,716
Total assets			1,082,099		1,369,000			852,111
Current liabilities
Accounts payable			329,293		262,323			466,479
Lease liabilities, current			126,205		122,265			62,395
Other payables			256,231		13,965			11,648
Total current liabilities			1,366,182		987,462			626,319
Lease liabilities, non-current			110,352		172,955			45,881
Total non-current liabilities			110,352		172,955			45,881
Total liabilities			1,476,534		1,160,417			672,200
Shareholders’ equity
Ordinary shares*(par value of $1 per share; 50,000 shares authorized as of September30 and March 31, 2024, respectively; 1 share issued and outstanding as of September30 and March 31, 2024)			10,000		10,000	[3]		10,000	[3]
Additional paid in capital			1,060,309		1,060,309			1,060,309
Subscription receivable								(9,999)
Accumulated loss			(1,471,503)		(864,073)			(882,279)
Accumulated other comprehensive income			6,759		2,347			1,880
Total shareholders’ equity			(394,435)		208,583			179,911
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY			1,082,099		1,369,000			852,111
HCYC Group Company Limited [Member] | Related Party [Member]
Current liabilities
Amount due to related parties-current			$ 654,453		$ 588,909			$ 85,797

[1]	Prepaid expenses represent the prepayments for leasehold restoration fees, insurance fees, IT supports, and other services that amortize within 12 months.
[2]	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.
[3]	The shares and per share information are presented on a retroactive basis to reflect the reorganization as of the issuance date of this report.